MFA 2023-NQM1 Trust ABS-15G

Exhibit 99.36

Loan Number	Redacted ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	63560	xx	Washington	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   "Transaction is Refinance of Investment residence. Funds required to close are $2,372.95. Total Assets verified in the amount of $0.00.
 Provide a copy of most recent bank statement/retirement/investment to evidence funds In the amount Of $2,372.95 for closing . Prove Source Of Any Large Non-Payroll Deposits."

															07/27/2022 - As per uploaded credit memo, for business purpose/DSCR loans, verification of the seasoning of funds to close is not required on loans of 70% LTV and below. Also We do not have any guidelines that require us to source and season line item deposits. FNMA may have this requirement but xx do not. Hence, condition is resolved.			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value $xx		Single Family	xx	xx	xx	Investor	Refinance	799					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/05/2022
xx	65046		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #6 comparable		Single Family	xx	xx	xx	Investor	Purchase	782					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/24/2022
xx	63563		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #6 comparable		Single Family	xx	xx	xx	Investor	Refinance	729					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	03/25/2022
xx	65048		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: Final Closing Disclosure is missing in the loan package. Kindly provide Final Closing Disclosure. Resolved 7/27/2022 : Received Final Closing Disclosure document dated 2/11/2022 and updated, hence conditions cleared.			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Cash Out	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/05/2022
xx	63568		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: BOth the CU scores are missing. AVM to be ordered. 05/24/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		2 Family	xx	xx	xx	Investor	Cash Out	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/05/2022
xx	65049		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Confidence score on AVM is 0.13 which is more than threshold limit. CDA to be ordered. 05/09/2022 - Received CDA. Hence, condition is resolved.			Appraisal has provided #5comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of $xx		Single Family	xx	xx	xx	Investor	Cash Out	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/24/2022
xx	61233		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 7 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	758		xx	9.91	$9,406.09	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.390%	No	Alternative	QC Complete	12/28/2021
xx	61234		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 6 comps		Single Family	xx	xx	xx	Primary	Cash Out	813	8.25	xx	3.58	$7,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.962%		Full Documentation	QC Complete	12/22/2021
xx	65569		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of $xx from xx is an As-Is value and is well supported by six comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	681					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	06/02/2022
xx	65570		xx	Connecticut	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value.		Single Family	xx	xx	xx	Investor	Cash Out	685					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/05/2022
xx	66032		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						The appraised value of $xx from xx is an As-Is value and is well supported by six comparable.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Refinance	732					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	06/29/2022
xx	66035		xx	Hawaii	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Require 12 months bank statements for xx (xx) of account number- xx , as it is missing in the package. 6/30/2022 - Received 12 months bank statements for xx (xx) of account number- xx and condition is resolved			The appraised value of $xx from xx is an As-Is value and is well supported by six comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	732		xx	10	$27,100.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.730%	No	Alternative	QC Complete	06/30/2022
xx	65571		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						The appraised value of $xx from xx is an As-Is value and is well supported by seven comparable		Single Family	xx	xx	xx	Primary	Purchase	740		xx	15	$450,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		15.214%	No	Alternative	QC Complete	06/02/2022
xx	66039		xx	Florida	Not Covered/Exempt	3	2	2	1	1	No	No				*** (WAIVED) Cash reserves less than required by guidelines - EV W COMMENT: Borrower is short of assets. Verified assets $224,079.48 and funds to close $186,824.64 ($224,079.48-$186,824.64) = $37,254.84. Reserve requirement as per guideline 12 months xPITIA = $53,599.92. Borrower is short of $16,345.08 ($37,254.84-$53,599.92) 6/30/2022 - Received exception approval form for the short on reserves for the purchase of an investment property , citing this as an warning.	FICO - 705 - 25 points higher than min required 680 Borrower has been SE for 32 years 0x30x24	The appraised value of $xx from xx is an As-Is value and is well supported by six comparable		Single Family	xx	xx	xx	Investor	Purchase	705		xx	35	$12,717.71	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.619%	No	Alternative	QC Complete	06/29/2022
xx	67103		xx	California	Non-QM/Compliant	4	1	1	1	1	No	No			*** (CURED) Loan does not conform to program guidelines - EV R COMMENT: Loan file contains state tax lien in the amount of $244,870.19 for the year 2020,2019 & 2018, Proof of release is missing in the loan file. 08/03/2022 - Received Final Borrower Closing Statement with updated payoff of State tax line in the amount of $244,870.19. Hence condition resolved.			The appraised value of $xx from xx is an As-Is value and is well supported by six comparable.		PUD	xx	xx	xx	Primary	Cash Out	668	7	xx	15	$84,280.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	49.956%		Alternative	QC Complete	07/30/2022
xx	67579	xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Final Application Incomplete - EV R
COMMENT:   As per loan file in final 1003 Uniform residential loan application - Lender loan information document is missing , hence required updated document .

09/08/2022 - Not Resolved - Lender loan information document is still missing.

09/16/2022 - Lender loan information document received.  Hence, exception is resolved.

*** (CURED) Hazard Insurance - EV R
COMMENT:   09/08/2022 - Hazard insurance received which has dwelling coverage $283,000.00. And as per document replacement cost is upto dwelling coverage. Hence, exception is resolved.

*** (CURED) Missing Appraisal - EV R
COMMENT:   Provide an acceptable appraisal with an interior and exterior property inspection supporting a value of $xx  is required.

09/08/2022 - Appraisal received. Hence, exception is resolved.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Provide a copy of hazard insurance of the subject property.

															09/08/2022 - Hazard insurance received. Hence, exception is resolved.					Single Family	xx	xx	xx	Investor	Purchase	695		xx	10	$116,493.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.765%	No	Alternative	QC Complete	12/05/2022
xx	67580	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail: Charged 8.295% Allowed 7.700% Over by +0.595%.

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   As per the guidelines 90 days of seasoning is required for the documentation used for asset qualification . provide most recent 3 months of statements of account xx #xx  to verify the income. Income needs to be recalculated as per the receipt of documents.

															09/02/2022 - No changes required as per the bank statement received of account# xx. Hence, exception is resolved.			used #6 comparable to support the opinion value of appraiser		Single Family	xx	xx	xx	Primary	Purchase	670				$24,696.76	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		23.010%	No	Alternative	QC Complete	12/05/2022
xx	67101	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Previous Note is missing - EV R
COMMENT:   As per lending guide Copy of first mortgage note or billing statement is required in the amount of xx.

08/23/2022 - Note document received. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: Charged 10.236% Allowed 6.870% Over by +3.366%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   "This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 CA AB 260 Higher-Priced Mortgage Loan Test FAIL: Charged 10.236% Allowed 6.870% Over by +3.366%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			The appraised value of $xx from xx is an As-Is value and is well supported by five comparable.		Single Family	xx	xx	xx	Primary	Cash Out	698	0.08	xx	20	$150,125.07	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	20.057%		Alternative	QC Complete	12/05/2022
xx	67582		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraiser Has Provided 4 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Investor	Cash Out	675					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	09/14/2022
xx	67583	xx	Washington	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Photographs on the appraisal report is reflecting a human object.

10/07/2022 - Picture correction report received. Hence, exception is resolved.

*** (CURED) No HOA fees on appraisal and property identified as a PUD - EV R
COMMENT:   As per Mortgage(DOT) document property is PUD and PUD rider is present in the package, Final 1003 has mentioned HOA fees as $88, Appraisal report has mentioned as property is PUD detached, But HOA is not given on appraisal report, However required Updated appraisal report with mentioned HOA fees.

															10/07/2022 - Updated appraisal received with $88.00 HOA fees. Hence, exception is resolved.			The Appraisal Has Been Marked As-Is On xx With The Value $xx, The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		PUD	xx	xx	xx	Investor	Cash Out	700					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/05/2022
xx	67584		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal marked AS-IS value is $xx dated xx ,verified 5 comparable .		Single Family	xx	xx	xx	Investor	Cash Out	771					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	09/14/2022
xx	67585	xx	California	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL          Charged : 9.549%         Allowed : 6.560%          Over By : +2.989%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.94995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: Charged : 9.549%   Allowed : 6.560%    Over By : +2.989%

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			Supported 6 Comparable.		Single Family	xx	xx	xx	Primary	Cash Out	785	20	xx	12	$39,472.52	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.134%		Alternative	QC Complete	12/06/2022
xx	68041		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified Through 9 Comparable		Single Family	xx	xx	xx	Investor	Refinance	731		xx	15	$23,473.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.135%		Alternative	QC Complete	09/28/2022
xx	67586	xx	Georgia	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 7.483%  Allowed 6.780% Over by +0.703%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			used #5 comparable to support the opinion value of appraiser		PUD	xx	xx	xx	Primary	Cash Out	670	9.83	xx	25	$29,810.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:30 Verification Type:Credit Report	xx	44.719%		Alternative	QC Complete	12/05/2022
xx	67587	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Final Application Incomplete - EV R
COMMENT:   Lender information of the borrower is missing in the Final 1003 application. Also the borrower has ownership on two other properties which are financed, not reflecting on the final application.

09/15/2022 - Final 1003 received. Hence, exception is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 Higher-Priced Mortgage Loan Test Fail: Charged 7.793% Allowed 7.780% Over by +0.013%.

Resolved: HPML loans are allowed per originator's guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35 (b) ,(c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
 CA AB 260 Higher-Priced Mortgage Loan Test Fail: Charged 7.793% Allowed 7.780% Over by +0.013%.

															Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).			used 6 comparable to support the opinion value of appraisal		Single Family	xx	xx	xx	Primary	Purchase	705		xx	15	$19,876.26	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.633%	No	Full Documentation	QC Complete	12/05/2022
xx	67588		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal provided with 7 comparable		PUD	xx	xx	xx	Investor	Purchase	805		xx	10	$134,006.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.004%	No	Alternative	QC Complete	09/20/2022
xx	68044		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal provided 6 comparable 1048D available in Page#171		PUD	xx	xx	xx	Primary	Purchase	785		xx	4	$12,764.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.211%	Yes	Alternative	QC Complete	09/29/2022
xx	68046		xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						The Appraisal Has Been Marked As-Is On xx With The Value $xx. The Appraise Has Provided 5 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	809	7				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	xx			Alternative	QC Complete	09/28/2022
xx	68047	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged: 9.527% Allowed: 9.230% Overby: +0.297%

Resolved: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged: 9.527% Allowed: 9.230% Overby: +0.297%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
COMMENT:   Missing copy of the Note for the senior lien with xx dated 2/21/2018.

10/05/2022 - Not Resolved - Mortgage statement is not acceptable to cure this exception. We need to verify the terms of the senior Note (ARM, Interest Only, Neg Amortization, etc.), the mortgage statement only shows the current interest rate and payment.

10/14/2022 - We have received the information that we need to verify the terms of the first mortgage and it satisfies the guideline requirements. Hence, exception is resolved.

*** (CURED) Title reports unpaid liens - EV R
COMMENT:   Preliminary title report in the file shows a mechanic's lien against the subject property in the amount of $7030 dated 5/7/2021 with xx and xx.  No evidence in the file provided to show the lien has been released.

															10/05/2022 - Title supplement received for mechanic lien. Hence, exception is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 6 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Cash Out	745	4.42	xx	20	$26,669.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	46.627%		Alternative	QC Complete	11/02/2022
xx	60475		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps		PUD	xx	xx	xx	Investor	Cash Out	685					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/08/2021
xx	65062	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   Value on AVM is more than 10% on negative side than appraisal value. CDA to be ordered.

04/12/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   TRID Violation due to a fee increase on CD dated 02/25/2022.  LE dated 02/16/2022 reflects a Origination Points at $5860.00 & Loan Amount Points at $ 2930.00, however, CD dated 02/25/2022 reflects the Origination Points at $6600.00 & Loan Amount Points at $ 3300.00.  This is a fee increase of $1110.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Cure to the Borrower is required or COC is required.

															Resolved 3/24/2022 : Received COC document and updated, hence conditions is cleared.			Appraisal has provided 9 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Cash Out	720	3.5	xx	1.16	$13,759.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	38.614%		Alternative	QC Complete	03/11/2022
xx	63578		xx	Washington	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value Supported by 5 Comps, 1 Bedrooms and 1.1 Bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	816	2.75				Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/14/2022
xx	63581		xx	Illinois	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Both CU Risk Scores are missing. AVM to be ordered. 04/07/2022 - Received AVM and condition has been resolved.			Value supported by 7 comparables		Single Family	xx	xx	xx	Primary	Cash Out	742	2.16	xx	35	$12,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.031%		Alternative	QC Complete	03/14/2022
xx	65066	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing.

05/09/2022 - Received AVM the confidence score is 0.1870 which is more than threshold limit. CDA to be ordered.

05/19/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL: charged 6.731% allowed 6.240% over by +0.491%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   Initial Closing Disclosure is missing in the loan package. Kindly provide Initial Closing Disclosure.

Not Resolved 7/27/2022 : Received 3 days waiting period waiver document is e-signed, need borrower hand written and hand signed to clear the conditions.
Note : Revised LE dated 4/18/2022 and Final CD is 4/21/2022, not met the guidelines from Revised LE to Final CD 4 days gap.

Not Resolved 09/01/2022 : Received document is electronic letter type and e-signed by borrower, hence issue remains same.

Resolved 11/10/2022 : Received handwritten waiver request of the three day waiting period signed by the borrower as required in the regulation, hence condition resolved.

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   This is condominium property & Condo Questionnaire is missing.

															07/27/2022 - Received Condo Questionnaire. Hence condition resolved.			The appraisal has been mark as is ,on date xx .The value of $xx. The comparable #6.		Mid Rise Condo (5-8 Stories)	xx	xx	xx	Primary	Purchase	738		xx	5	$4,413.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		50.255%	Yes	Alternative	QC Complete	12/05/2022
xx	63588		xx	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Missing Secondary Valuation required for Securitization. Both CU Risk Score is not available. 12/10 - AVM document is provided and This condition was cleared			Apraisal has provided 7 comps		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	11/10/2021
xx	61702		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Please provide Secondary Appraisal Report Document For Subject Property as CU score is missing.Additional valuation product not found in file, additional product will be ordered to validate appraised value.” 01/24/2022 - Received AVM as secondary valuation & condition resolved.					Single Family	xx	xx	xx	Investor	Cash Out	749		xx	5	$14,129.50	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	7.592%		Alternative	QC Complete	12/06/2022
xx	61730		xx	New Jersey	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraised has ticked on xx with Appraised value of $xx		Single Family	xx	xx	xx	Investor	Purchase	748					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/05/2022
xx	60654		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary valuation required as CU score in the subject loan is missing.Additional valuation product not found in file, additional product will be ordered to validate appraised value. 01/24/2022 - Not resolved - Received AVM as secondary valuation but variance above 40% & FSD score is 0.129. Please provide desk review or additional valuation. 02/03/2022 - Received CDA as additional valuation & condition resolved.			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Purchase	784					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	12/06/2022
xx	65093	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 Missing from the loan file.

07/14/2022 - Not resolved Final 1003 received but borrower sign is missing.

07/21/2022 - Signed Final 1003 received. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged 7.263% Allowed 5.120% Over by+2.143%

Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Loan program is 12 months bank statement. Please provide 9/1/2021-to 9/30/2021 Bank Statement to Calculate 12 Months Bank Statement Income. As it is missing from the loan file. We have September 2020 bank statement but not 2021. For "xx" business account and acct #xx

															08/18/2022 - Received bank statement for September 2021 for "xx" business account and acct #xx. Hence, exception is resolved.			Appraisal has provided 7 comparable to support the opinion of value Appraisal has ticked As Is on xx. With the appraised value $xx.		PUD	xx	xx	xx	Primary	Cash Out	634	2.5	xx	6.92	$10,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	41.287%		Alternative	QC Complete	12/05/2022
xx	63664		xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Confidence score on AVM is 0.18 which exceeds threshold limit. CDA to be ordered. 04/12/2022 - Received CDA. Hence, condition is resolved.			Verified through 5 comparables		Single Family	xx	xx	xx	Primary	Cash Out	772	2.66	xx	2.41	$19,248.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.843%		Alternative	QC Complete	03/14/2022
xx	63677		xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Both CU scores were missing in the file.AVM to be ordered. 04/07/2022 - Received AVM. Hence, condition is resolved.			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	781	2	xx	2	$18,984.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	24.958%		Alternative	QC Complete	03/11/2022
xx	63680		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R COMMENT: Cu Score is missing and AVM provided, the Variance % is 0.539% , FSD confidence score is 0.17, Hence we need CDA.' CDA to be ordered 04/12/2022 - Received CDA. Hence, condition is resolved.			Appraisal Value Supported by 6 Comps, 5 Bedrooms and 4.1 bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	719	9.58	xx	25	$27,660.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.568%		Alternative	QC Complete	03/11/2022
xx	63684		xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Purchase	705		xx	0.2	$1,104.20	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.738%	Yes	Alternative	QC Complete	03/11/2022
xx	63690		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal Has 8 Comparable		Single Family	xx	xx	xx	Investor	Purchase	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/25/2022
xx	63699	xx	Florida	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   Final Closing Disclosure is missing in this loan package. Please provide Final Closing Disclosure.

Not Resolved 3/24/2022 : Received Seller CD instead of Final Closing Disclosure, issue remains same.

Not Resolved 4/15/2022 : Received Seller CD instead of Final Closing Disclosure, issue remains same.

Not Resolved : Received Final CD dated 3/01/2022 from the client but the borrower not signed. Kindly provide the Final CD with fully Executed.

															Resolved 6/29/2022 : Received Final Closing Disclosure and updated, hence condition clearing.			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	770		xx	4	$9,427.65	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.395%	Yes	Alternative	QC Complete	03/11/2022
xx	63710		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #6 comps to support opinion value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	814		xx	10	$18,140.17	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		20.447%	No	Alternative	QC Complete	03/11/2022
xx	65105		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Incomplete or Data not complete - EV R COMMENT: Provide CDA as value on AVM $xx exceeds the value on Appraisal $xx by more than 10% on negative side. CDA to be ordered 05/23/2022 - Received CDA. Hence, condition is resolved.			Value supported by 8 comparables		Single Family	xx	xx	xx	Primary	Cash Out	700	3	xx	7	$30,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.976%		Alternative	QC Complete	03/21/2022
xx	63732	xx	Georgia	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Provide CDA or simliar document as provided AVM reflects confidence score as 0.27 which is greater than 0.10 (CA valuation)

04/12/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Assets do not meet guidelines - EV R
COMMENT:   Assets are not sufficient to cover the cash to close. Total assets required from borrower is $ 16342.57 +12 months reserve required 22845.72 .   Total assets verified in the amount of $22845.72.

Assets are short to close in the amount of $ 33029.43 Provide a copy of most recent bank statement/retirement/investment to evidence funds In the amount Of  $33029.43 .

															3/25/2022 - Received final settlement statement with updated closing cost (Cash from Borrower) and Assets are sufficient to cover the closing cost and reserves are not required in the loan as LTV is xx and condition has been resolved			As per appraisal as is , Comparable#6		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	781					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/11/2022
xx	63736		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal was verified on date xx with comparable #5		PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	12/05/2022
xx	65107	xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.530% Allowed 5.110% Over by +1.420%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   "Provide missing information for REO Property located at:  xx - ,Tax Bill or HOA if applicable. If taxes & Insurance are escrowed, provide mortgage statement for the same."

07/27/2022 - Received LOE for said property and how it is part of borrowers business with multiple addresses along with tax bill. Hence, exception is resolved.

*** (CURED) 0% Tolerance Fees test fail - EV R
COMMENT:   "TRID Violation due to a fee increase on Initial CD dated 04/08/2022.  Revised LE dated 04/06/2022 reflects a Appraisal update fee at $0.00, however,  Initial CD dated 04/08/2022  reflects the Appraisal update fee at $600.00.  This is a fee increase of $600.00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."

08/04/2022 : Not Resolved - Still missing COC or cure amount to resolve the condition.

															Resolved 8/11/2022 : Received LOE for Appraisal fee paid by broker showing on invoice, hence conditions is resolved.			The appraisal has been marked as is on xx with the value of $xx. The appraiser has provided comparables to support the opinion of the value.		Single Family	xx	xx	xx	Primary	Refinance	702	3.75	xx	10.5	$79,999.89	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		17.254%		Alternative	QC Complete	12/05/2022
xx	63741		xx	Maryland	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Investor	Purchase	809					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	03/04/2022
xx	63750		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal value supported by 6 comparable		Single Family	xx	xx	xx	Primary	Purchase	709		xx	10	$13,729.97	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		21.499%	Yes	Alternative	QC Complete	03/14/2022
xx	65126	xx	California	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU risk scores are missing.

05/09/2022 - Received AVM the Variance is -12.497% which is more than threshold limit. CDA to be ordered.

05/19/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 5.275%  Allowed 5.260% Over by+0.015%

Resolved 08/05/2022 :HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 5.275%  Allowed 5.260%  Over by +0.015%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Missing Initial Closing Disclosure - EV R
COMMENT:   TRID tolerance test is incomplete due to Initial CD is missing from loan documents

Resolved 6/29/2022 : Received Initial Closing Disclosure document Dated 3/24/2022 updated , hence condition cleared.

*** (CURED) TILA Finance Charge - EV R
COMMENT:   Finance charge disclosed on Final CD as $388818.71. Calculated Finance Charge is $389013.71 for an under disclosed amount of $195.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

*** (CURED) 0% Tolerance Fees test fail - EV R
COMMENT:   On loan packages Changed Circumstance dated 3/30/2022 have received for changes of Loan Discount Points increased from $1,515.00 to $3,030.00 but within 3 business days of COC document we have not received revised CD. Please provide the revised CD to solve the conditions.
Either provide COC for Final CD dated 4/12/2022 to increased on Loan Discounts Points from $1,515.00 to $3,030.00. Please provide either a valid COC or PCCD, LOE, proof of delivery, and copy of refund check in the amount of $1,515.00

08/12/2022 NOT RESOLVED : Receive PCCD instead of COC document, Hence issue remains the same.

															Resolved 09/08/2022 : Received lender response for "This CD as CIC dated 03/30 was sent via regular email as opposed to doc magic tracking system due to system issues as a proof that the CIC was sent to the borrowers" hence condition cleared.			The Appraisal Has Been Marked As-Is On xx With The Value xx, The Appraise Has Provided 6 ComparablesTo Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	729	23	xx	36	$11,520.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	25.903%		Alternative	QC Complete	12/05/2022
xx	65160	xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   CDA to be ordered. Received AVM the confidence score is 0.1400 which is more than threshold limit.

05/23/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 8.005% Allowed 5.330% Over by +2.675%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Missing Final 1003_Application - EV R
COMMENT:   In Final 1003 lender Loan information (Section L4) is missing in this package.

07/27/2022 - Received updated Final 1003 along with lender loan information in section L4. Hence condition resolved.

*** (CURED) TRID Violations - EV R
COMMENT:   TRID Violation due to a Re-cert value fee added on Initial CD  dated 04/07/2022.  Revised LE  dated 03/08/2022 reflects Re-cert Value fee$0.00, however, initial CD dated 04/07/2022 reflects the  Re-cert Value fee at $200.00  This is added of $200.00 Provide valid COC to clear this or PCCD, LOE, proof of delivery, and copy of the refund check to cure the added Re-cert fee.

															Resolved 8/18/2022 : Received PCCD document and updated, hence condition cleared.			Value supported by #6 comparable Appraisal dated xx and Appraisal value is xx		Single Family	xx	xx	xx	Primary	Cash Out	640	5.25	xx	3	$7,538.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.824%		Alternative	QC Complete	12/05/2022
xx	65178	xx	Arizona	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Automated Appraisal Review Missing - EV R
COMMENT:   AVM to be ordered as both CU scores are missing.

05/19/2022 - CDA to be ordered. Received AVM the Variance is -25.504% which is more than threshold limit.

06/02/2022 - Received CDA. Hence, condition is resolved.

*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :    Charged    6.660%           Allowed     6.420%          Over by      +0.240%

Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) tax return - EV R
COMMENT:   4506-T missing from the loan file.

															09/01/2022 - As per UW mgmt of xx. document 4506-T has been removed from closing package years ago and no longer required. This loan qualified under receivable Note income and bank statements in file supporting the income receipt/deposit is sufficient as requirement. Hence, exception is resolved.			Appraisal has provided 6 Comparable to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx.		Single Family	xx	xx	xx	Primary	Cash Out	801	3.17	xx	21.08	$17,968.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	36.388%		Alternative	QC Complete	12/05/2022
xx	65179		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: AVM to be ordered as both CU risk scores are missing. 05/09/2022 - Received AVM. Hence, condition is resolved. *** (CURED) Missing Required State Disclosures - EV R COMMENT: Condo questionnaire document is missing in the package, Please provide the updated document 08/12/2022 - HOA Certification received. Hence, exception is resolved.			The Appraisal has Been Marked As Is on xx With The Appraised value Of $xx And The Appraiser Has Provided 4 Comparable To Support An Opinion Of The Value		High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Cash Out	750					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/02/2022
xx	65187	xx	California	Not Covered/Exempt	3	1	1	1	1	No	No	*** (CURED) Hazard Insurance - EV R
COMMENT:   Replacement cost on hazard insurance total estimated cost new on appraisal.

Dwelling coverage does not cover loan amount. Hazard insurance policy reflects replacement cost , however it does not cover total estimated cost new of appraisal.

07/27/2022 - Received updated hazard policy which covers the Estimated reconstruction cost. Hence condition resolved.

*** (CURED) Missing Final 1003_Application - EV R
COMMENT:   Lender Loan Information is missing for final 1003

08/12/2022 - Not Resolved - Lender Loan Information is still missing from the provided 1004.

															08/18/2022 - 1003 with Lender Loan Information received. Hence, exception is resolved.			Appraisal has been marked As-is on date xx with the value $xx. Appraiser has provided 7 comparables to support the opinion of the value.		PUD	xx	xx	xx	Investor	Cash Out	674		xx	23	$14,874.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.436%		Alternative	QC Complete	12/05/2022
xx	65228		xx	Florida	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as confidence score on AVM is 14 which is more than threshold limit 05/20/2022 - CDA received. Hence, condition clear. *** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R COMMENT: Provide Notice of Servicing transfer . 08/18/2022 - Notice of Servicing transfer not required since servicing with xx lending/CSC retained and servicing has not transfered to another entity.			The appraisal mark as is on date xx. The value $ xx. The comparable #4		Single Family	xx	xx	xx	Investor	Cash Out	711					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/05/2022
xx	65243		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: CDA to be ordered as confidence score on AVM is 0.19 which exceeds the guidelines limit. 05/19/2022 - Received CDA. Hence, condition is resolved. *** (CURED) Hazard Insurance - EV R COMMENT: Hazard coverage amount does not cover the loan amount. 08/12/2022 - Estimated Replacement Cost received for $777,000.00. Dwelling amount is $777,000.00 which is equal to replacement cost. Hence, exception is resolved.			The Appraisal Has Been Marked As Is On xx With The Value $xx, The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value		2 Family	xx	xx	xx	Investor	Purchase	713		xx	5.91	$71,064.30	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		13.413%	No	Alternative	QC Complete	12/05/2022
xx	65265	xx	New Jersey	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail : Charged 6.664% Allowed 6.240% Over by +0.424%.

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Required Documentation Missing or Incomplete  - EV R
COMMENT:   Missing 4506-C document in the package.

08/08/2022 - As per the guidelines & conformation, 4506-C is not required for Bank statement program. Hence, condition resolved.

*** (CURED) 0% Tolerance Fees test fail - EV R
COMMENT:   LE dated 04/04/2022 reflects a Credit Report Fee at $23.00, however, Final CD dated 4/27/2022 reflects the Credit Report Fee at $24.05.  This is a fee increase of $1.05 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. Cure to the Borrower is required or COC is required.

															Resolved 8/18/2022 : Received PCCD document and updated, hence condition cleared.			The Appraisal Has Been Marked As is On xx With The Value $xx The Appraiser Has Provided 5 Comparable To Support The Opinion Of The Value		Single Family	xx	xx	xx	Primary	Purchase	749		xx	1.34	$5,248.36	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		43.492%	Yes	Alternative	QC Complete	12/05/2022
xx	65293		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal was dated on xx with comparable #4		Single Family	xx	xx	xx	Primary	Refinance	763	16	xx	24		Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		27.761%		Alternative	QC Complete	03/04/2022
xx	63796		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 4 comparables		Single Family	xx	xx	xx	Investor	Cash Out	779					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	03/11/2022
xx	63799		xx	Texas	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Required Affiliated Business Disclosure missing/unexecuted - EV R COMMENT: Required Affiliated Business disclosure Missing/Unexecuted. 7/13 no affiliated relationships per client *** (CURED) Disclosure - Your Home Loan Toolkit is missing or unexecuted - EV R COMMENT: Disclosure - Your Home Loan Toolkit is missing or unexecuted 7/5/2022 - Received Home Loan Toolkit and condition is resolved			Verified through 6 comparables		PUD	xx	xx	xx	Primary	Purchase	780		xx	15	$25,435.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.067%	Yes	Alternative	QC Complete	03/14/2022
xx	65302		xx	Delaware	Not Covered/Exempt	1	1	1	1	1	No	No						The appraisal has mark subject to on date xx.The value $ xx.# 6 Comparable . 1004D is Page#522.		PUD	xx	xx	xx	Investor	Refinance	703		xx	25	$364,769.40	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		1.977%		Alternative	QC Complete	05/03/2022
xx	61236		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has #4 comp to support opinion value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	725		xx	0.91	$69,659.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	11.868%		Alternative	QC Complete	12/28/2021
xx	61241		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 6 comps		Single Family	xx	xx	xx	Investor	Cash Out	726					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/21/2021
xx	61914		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #6 comparables		3 Family	xx	xx	xx	Investor	Cash Out	787					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/01/2021
xx	60368		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal valued as is 4 comparables		PUD	xx	xx	xx	Primary	Refinance	679	3	xx	7.16	$20,050.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.016%		Full Documentation	QC Complete	12/09/2021
xx	60369		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No								High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	798					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/13/2021
xx	60373		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 7 comps to support the opinion of value Appraised has ticked on xx with Appraised value of $xx		4 Family	xx	xx	xx	Investor	Cash Out	731					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/09/2021
xx	61504		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						As per appraisal as is ,# 6 Comparable.		PUD	xx	xx	xx	Primary	Purchase	758		xx	0.25	$64,035.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		14.777%	Yes	Alternative	QC Complete	01/03/2022
xx	60380		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 2 comps		Single Family	xx	xx	xx	Primary	Cash Out	723	3	xx	7	$94,119.92	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.448%		Alternative	QC Complete	12/08/2021
xx	61264		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Verified through 3 comps		Single Family	xx	xx	xx	Investor	Purchase	732					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/20/2021
xx	61269		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No						As per appraisal as is ,# 6 Comparable.		Single Family	xx	xx	xx	Investor	Purchase	704					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/22/2021
xx	61512		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps		PUD	xx	xx	xx	Investor	Cash Out	740					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/29/2021
xx	61929		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal is AS IS with 6 comps & 3 Rentals		2 Family	xx	xx	xx	Investor	Purchase	792					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/12/2022
xx	62268		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by 6 comparables		4 Family	xx	xx	xx	Investor	Cash Out	784					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/12/2022
xx	61282		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by 5 comparables		PUD	xx	xx	xx	Investor	Cash Out	733		xx	29.08	$49,091.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	30.975%		Alternative	QC Complete	01/05/2022
xx	62707		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Property Verified with 5 Comparables.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	728		xx	3.08	$15,889.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.977%	Yes	Alternative	QC Complete	01/13/2022
xx	61932		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						value supported by 6 properties.appraisal value is xx dated on xx.		Single Family	xx	xx	xx	Primary	Purchase	651		xx	30	$44,713.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.602%	No	Full Documentation	QC Complete	12/05/2022
xx	61936		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								2 Family	xx	xx	xx	Investor	Cash Out	792					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/13/2022
xx	61520		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Purchase	789		xx	20.91	$22,566.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.752%	No	Alternative	QC Complete	01/05/2022
xx	62714		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 8 comparables to support the opinion of site value		Single Family	xx	xx	xx	Investor	Purchase	718					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	01/13/2022
xx	63350		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Primary	Cash Out	707	6	xx	5.58	$38,789.41	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.316%		Alternative	QC Complete	02/01/2022
xx	61308		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		Single Family	xx	xx	xx	Primary	Purchase	708		xx	30.08	$16,000.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.489%	Yes	Alternative	QC Complete	12/22/2021
xx	61320	xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL 4.759% 4.660% +0.099%

															Resolved 08/05/2022: HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).			Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value $ xx.		Single Family	xx	xx	xx	Primary	Purchase	752		xx	3.08	$5,400.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.106%	Yes	Full Documentation	QC Complete	12/05/2022
xx	61534		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Investor	Cash Out	723		xx	38.75	$114,588.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	10.011%		Alternative	QC Complete	01/03/2022
xx	62290		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								2 Family	xx	xx	xx	Investor	Purchase	694					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	12/05/2022
xx	61537		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						comparable sale -6		PUD	xx	xx	xx	Investor	Purchase	759					Mos Reviewed:99 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/03/2022
xx	63052		xx	California	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Secondary Valuation required as both CU score is missing in file. 5/2/2022 - Received CDA and condition is resolved			Appraisal value Supported by 7 comps, 2 Bedrooms and 2 Bedrooms.		2 Family	xx	xx	xx	Investor	Purchase	802					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/13/2022
xx	61324		xx	Nevada	Not Covered/Exempt	1	1	1	1	1	No	No								High Rise Condo (>=9 Stories)	xx	xx	xx	Investor	Purchase	777					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/04/2022
xx	62297		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 6comps to support the opinion of value Appraisal has ticked on as is on xx with Appraised value of xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	797		xx		$23,379.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		25.262%	No	Alternative	QC Complete	01/19/2022
xx	61973		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		2 Family	xx	xx	xx	Investor	Purchase	773					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	01/13/2022
xx	61976		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has provided 5 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value $xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/13/2022
xx	61978		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by 5 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/13/2022
xx	61979		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								Low Rise Condo (1-4 Stories)	xx	xx	xx	Investor	Cash Out	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/14/2022
xx	61333		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal with #8 comparable		Single Family	xx	xx	xx	Primary	Purchase	779		xx	4.91	$18,735.57	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.226%	No	Full Documentation	QC Complete	01/06/2022
xx	61334		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 4 comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Purchase	721		xx	7	$12,506.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		36.555%	No	Alternative	QC Complete	12/20/2021
xx	60449		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Written VOE dated 11/02/2021 is missing for Borrower 1 to calculate the income of $9,630.00 as per income calculations worksheet. 3/23/2022 - Received Written VOE for the borrower and condition has been resolved			Appraisal Value Supported by 5 Comps, 3 Bedrooms and 2 Bathrooms.		Single Family	xx	xx	xx	Primary	Cash Out	753	25.41	xx	7.58	$9,630.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.363%		Full Documentation	QC Complete	12/21/2021
xx	61982		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by #7 comprarables		Single Family	xx	xx	xx	Investor	Cash Out	727					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	01/13/2022
xx	61335		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No								Single Family	xx	xx	xx	Investor	Refinance	751					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	12/28/2021
xx	60453		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Appraisal has 6 comparables to support the opinion of value		Single Family	xx	xx	xx	Investor	Cash Out	732					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/13/2021
xx	60143	xx	California	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) The COC is missing - EV R
COMMENT:   TRID Violation due to a fee increase on LE dated 11/17/2021.  LE dated 10/07/2017 reflects a Recording Fee $246.00 however, Revised LE dated 11/17/2017 reflects the Recording Fee of $281.00. This is a fee increase of $10.4 for a 10% tolerance. Hence valid COC or cure required.

 Missing valid COC for a fee increase on LE dated 10/07/2021.  LE dated 09/09/2021 reflects a Title -Settlement Fee of $450.00, however, Revised LE dated 10/07/2021 reflects the Title -Settlement Fee of $550.00.  This is a cumulative fee increase of 10% in Creditor's Providers Fees which exceeds the 10% tolerance for Creditor's Providers fees and a valid COC is required.

															Resolved 3/18/2022 : Received COC and updated, hence conditions is cleared.	*** (WAIVED) Excessive DTI - EV W COMMENT: DTi > 50% is approved on compensating factors such as FICO 797 & Low LTV xx% with exception approval form available in page 2.	FICO 797 & Low LTV xx%	Appraisal has provided 6 comps to support the opinion of value. Appraisal has ticked on As Is on xx. With the appraised value $xx.		PUD	xx	xx	xx	Primary	Refinance	797	21	xx	34.66	$4,661.66	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		53.567%		Alternative	QC Complete	12/05/2022
xx	60457		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						Value supported by 6 comps		Single Family	xx	xx	xx	Investor	Cash Out	738					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/13/2021